SUBSEQUENT EVENTS (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		1 Months Ended	2 Months Ended					1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2013 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2014 RSUs 2007 Plan	Dec. 31, 2014 SARs 2007 Plan	Apr. 30, 2015 Subsequent event	Apr. 30, 2015 Subsequent event USD ($)	Apr. 28, 2015 Subsequent event RUB	Apr. 17, 2015 Subsequent event RUB	Feb. 03, 2015 Subsequent event RUB	Dec. 31, 2014 Subsequent event RUB	Jan. 31, 2015 Subsequent event RosTaxi USD ($)	Jan. 31, 2015 Subsequent event RosTaxi RUB	Apr. 30, 2015 Subsequent event Actual	Apr. 30, 2015 Subsequent event Maximum SARs Offer	Feb. 28, 2015 Subsequent event Class A Maximum RSUs
Subsequent events
Awards granted (in shares)						1,458,628	880,000											347,816
Shares available for conversion from SAR to RSU																1,663,750	1,663,750
Shares exchange ratio from SAR to RSU								2
Cash consideration for acquisition of the entity	$ 116.7	6,567.0	2,481.0											$ 8.9	500.0
Deferred cash payments														6.8	380.0
Contingent consideration														8.9	500.0
Allocation of the purchase price to the net assets acquired
Intangible assets														2.0	114.0
Goodwill	158.6	8,920.0	2,915.0	51.8	750.0									4.0	224.0
Deferred tax assets														1.4	77.0
Aggregate amount of shares repurchased									$ 30.1
Exchange rate of RUR to $1.00		56.2584								51.4690	49.6749	69.6640	56.2584